FAIR VALUE MEASUREMENT - Fair value table (Details)	Mar. 31, 2017 CNY (¥)
Aggregate fair value	¥ 10,376,547
Convertible promissory note ("the Notes") | Recurring basis
Aggregate fair value	10,376,547
Convertible promissory note ("the Notes") | Recurring basis | Level 3
Aggregate fair value	¥ 10,376,547